Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to March 31, 2026, through the issuance date, May 27, 2026, of the unaudited consolidated financial statements, and did not identify any subsequent events occurred that would require recognition in the unaudited consolidated financial statements or disclosure in the notes to the unaudited consolidated financial statements.